Financial result (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial result
Total interest income arising from financial assets measured at AC	€ 3,888	€ 4,182	€ 3,771
Fair value gains on financial assets at FVTPL	352,101
Finance income	355,989	4,182	3,771
Total interest expense arising from financial liabilities measured at AC	(903,061)	(1,225,189)	(1,643,990)
Interest expense arising from lease liabilities	(215,464)	(197,967)	(226,941)
Unwind of discount on asset retirement obligation	(2,026)	(1,993)	(1,964)
Fair value losses on financial assets at FVTPL	(11,574)
Finance costs	(1,132,126)	(1,425,150)	(1,645,953)
Net finance costs recognized in profit or loss	€ (776,137)	€ (1,420,968)	€ (1,642,182)